Revenue (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	£ 217,613	£ 159,368	£ 115,432
UK
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	98,571	79,938	74,315
North America
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	45,600	25,944	20,906
Europe
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	£ 73,442	£ 53,486	£ 20,211